Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense
Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2020
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	48,186	82,094	130,280

Income taxes:
Current	24,063	25,816	49,879
Deferred	(6,007)	(9,535)	(15,542)

	18,056	16,281	34,337

	Year ended December 31, 2019
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	107,082	88,411	195,493

Income taxes:
Current	39,483	23,186	62,669
Deferred	(4,276)	(2,247)	(6,523)

	35,207	20,939	56,146

	Year ended December 31, 2018
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	240,974	121,418	362,392

Income taxes:
Current	75,556	32,443	107,999
Deferred	(6,707)	(5,297)	(12,004)

	68,849	27,146	95,995

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2020	2019	2018
Japanese statutory income tax rate	31.0%	31.0%	31.0%

Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	2.3	1.7	0.6
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(5.8)	(2.9)	(2.6)
Tax credit for research and development expenses	(1.7)	(2.3)	(3.4)
Change in valuation allowance	2.4	(1.6)	0.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	2.6	2.4	0.9
Tax credit at foreign subsidiaries	(1.3)	(1.1)	(0.7)
Effect of enacted changes in tax laws	(1.5)	(0.2)	(0.1)
Other	(1.6)	1.7	0.4

Effective income tax rate	26.4%	28.7%	26.5%

Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets
Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2020	2019
	(Millions of yen)
Other assets	154,226	157,515
Other noncurrent liabilities	(48,247)	(59,888)

	105,979	97,627

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 are presented below:

	December 31
	2020	2019
	(Millions of yen)
Deferred tax assets:
Inventories	10,551	10,225
Accrued business tax	1,629	1,282
Accrued pension and severance cost	95,386	107,463
Research and development – costs capitalized for tax purposes	4,989	4,751
Property, plant and equipment	34,923	32,040
Operating lease liabilities	20,163	25,646
Accrued expenses	28,243	29,412
Net operating losses carried forward	29,591	21,294
Other	42,741	41,759

	268,216	273,872
Less valuation allowance	(30,752)	(27,678)

Total deferred tax assets	237,464	246,194
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,147)	(8,769)
Tax deductible reserve	(4,040)	(4,050)
Financing lease revenue	(15,041)	(19,029)
Operating lease right-of-use assets	(19,425)	(25,249)
Intangible assets	(54,948)	(59,350)
Other	(28,884)	(32,120)

Total deferred tax liabilities	(131,485)	(148,567)

Net deferred tax assets	105,979	97,627

Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income	Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	981
After one year through five years	12,332
After five years through ten years	48,181
After ten years through twenty years	11,321
Indefinite period	103,674

176,489

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2020	2019	2018
	(Millions of yen)
Balance at beginning of year	8,120	8,649	10,282
Additions for tax positions of the current year	—	—	45
Additions for tax positions of prior years	208	204	178
Reductions for tax positions of prior years	(49)	(44)	(17)
Settlements with tax authorities	—	(402)	(1,286)
Other	293	(287)	(553)

Balance at end of year*	8,572	8,120	8,649

*
The unrecognized tax benefits were offset by deferred tax assets in the amount of ¥1,412 million, ¥933 million and ¥2,043 million as of December 31, 2020, 2019 and 2018, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.